Employee Benefit Plans - Defined Benefit Plans Key Assumptions (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-US
Weighted-average assumptions used to determine benefit obligations:
Discount Rate	1.40%	2.10%
Weighted-average assumptions used to determine periodic benefit cost:
Discount Rate	2.10%	2.90%	2.60%
Expected long-term return on assets	2.90%	3.70%	3.70%
US plans | Minimum
Weighted-average assumptions used to determine benefit obligations:
Discount Rate	1.82%	2.56%
Weighted-average assumptions used to determine periodic benefit cost:
Discount Rate	2.56%	3.65%	2.84%
Expected long-term return on assets	5.40%	5.40%	5.75%
US plans | Maximum
Weighted-average assumptions used to determine benefit obligations:
Discount Rate	2.60%	3.32%
Weighted-average assumptions used to determine periodic benefit cost:
Discount Rate	3.32%	4.29%	3.66%
Expected long-term return on assets	6.30%	6.50%	6.50%